NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2018		December 31, 2017
	Essakane	Rosebel	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	5%
Accumulated non-controlling interest	$30.3	$25.3	$25.5	$25.9
Net earnings attributable to non-controlling interests	$5.8	$0.9	$0.6	$5.7
Dividends paid to non-controlling interests[1]	$1.0	$1.5	$1.0	$1.0

1	For the year ended December 31, 2018, dividends paid to other non-controlling interests amounted to $1.2 million (December 31, 2017 – $1.1 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2018		December 31, 2017
	Essakane	Rosebel	Essakane	Rosebel
Current assets	$245.1	$172.8	$220.5	$181.0
Non-current assets	865.8	675.1	848.4	645.4
Current liabilities	(96.7)	(68.4)	(88.1)	(72.4)
Non-current liabilities	(543.5)	(221.7)	(552.6)	(183.6)
Net assets	$470.7	$557.8	$428.2	$570.4
	Year ended		Year ended
	December 31, 2018		December 31, 2017
Revenues	$564.1	$386.0	$547.4	$385.6
Net earnings and other comprehensive income	$52.1	$17.3	$8.2	$113.1

Net cash from operating activities	$181.8	$61.6	$215.5	$124.5
Net cash used in investing activities	(161.4)	(67.9)	(85.7)	(63.1)
Net cash used in financing activities	(45.2)	(36.1)	(127.7)	(25.5)
Net increase (decrease) in cash and cash equivalents	$(24.8)	$(42.4)	$2.1	$35.9